Loans and Allowance for Credit Losses - Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period (Detail)	Oct. 31, 2025	Oct. 31, 2024
Upside Scenarios [member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	3.60%	4.60%
Corporate BBB	1.20%	1.30%
Unemployment rates	6.00%	5.30%
Housing Price Index	3.90%	5.90%
Upside Scenarios [member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	2.80%	2.60%
Corporate BBB	1.80%	1.80%
Unemployment rates	5.50%	4.80%
Housing Price Index	5.80%	5.40%
Upside Scenarios [member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	4.50%	4.30%
Corporate BBB	0.80%	0.90%
Unemployment rates	3.60%	3.40%
Housing Price Index	3.70%	5.90%
Upside Scenarios [member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	2.40%	2.40%
Corporate BBB	1.50%	1.60%
Unemployment rates	3.10%	3.00%
Housing Price Index	3.90%	4.00%
Base Scenarios [member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.10%	1.80%
Corporate BBB	1.70%	1.90%
Unemployment rates	7.10%	7.00%
Housing Price Index	(0.40%)	1.60%
Base Scenarios [member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	2.10%	1.90%
Corporate BBB	2.00%	2.00%
Unemployment rates	6.40%	6.80%
Housing Price Index	3.40%	3.00%
Base Scenarios [member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.70%	1.90%
Corporate BBB	1.50%	1.60%
Unemployment rates	4.50%	4.70%
Housing Price Index	0.70%	2.80%
Base Scenarios [member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.80%	1.90%
Corporate BBB	1.90%	2.00%
Unemployment rates	4.40%	4.40%
Housing Price Index	2.40%	2.60%
Downside Scenarios [member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(2.70%)	(2.30%)
Corporate BBB	3.40%	3.60%
Unemployment rates	9.40%	8.80%
Housing Price Index	(10.50%)	(10.90%)
Downside Scenarios [member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.60%	1.30%
Corporate BBB	3.00%	3.00%
Unemployment rates	9.60%	9.40%
Housing Price Index	(0.70%)	(1.00%)
Downside Scenarios [member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(2.30%)	(2.10%)
Corporate BBB	3.50%	3.40%
Unemployment rates	6.80%	6.70%
Housing Price Index	(11.60%)	(9.60%)
Downside Scenarios [member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.40%	1.40%
Corporate BBB	3.00%	3.10%
Unemployment rates	7.50%	7.30%
Housing Price Index	(1.10%)	(1.00%)
Severe Downside Scenario [member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(4.00%)	(3.60%)
Corporate BBB	4.20%	4.20%
Unemployment rates	9.90%	9.80%
Housing Price Index	(19.40%)	(19.00%)
Severe Downside Scenario [member] | Canada [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.20%	1.20%
Corporate BBB	3.50%	3.50%
Unemployment rates	10.50%	10.50%
Housing Price Index	(5.00%)	(5.00%)
Severe Downside Scenario [member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(3.50%)	(3.40%)
Corporate BBB	4.60%	4.60%
Unemployment rates	7.50%	7.60%
Housing Price Index	(20.00%)	(19.30%)
Severe Downside Scenario [member] | United States [member] | Remaining horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.30%	1.30%
Corporate BBB	3.60%	3.60%
Unemployment rates	8.40%	8.40%
Housing Price Index	(4.30%)	(4.30%)